Financial liabilities - Narrative (Details) € in Thousands, $ in Millions		6 Months Ended				12 Months Ended
	Jul. 10, 2020 EUR (€) quarterly_installment	Jun. 30, 2026 EUR (€) installment	Jun. 30, 2026 USD ($) installment	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 12, 2023 EUR (€)	Sep. 30, 2022	Jun. 30, 2020 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Repayments of borrowings, classified as financing activities		€ 1,545		€ 1,926
Borrowing, maturity		5 years	5 years			5 years
Foreign exchange gain (loss)		€ (1,750)		(3,624)
Payments		€ 0		0
Royalty Financing | JNJ-1900 (NBTXR3)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, interest rate		52.00%					52.00%
Interest payable		€ 52,400				€ 41,300
Interest expense on borrowings		9,600
Foreign exchange gain (loss)		€ 1,500
Number of instalments | installment		2	2
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount											€ 5,000
Borrowings effective interest rate										0.31%
Repayments of borrowings, classified as financing activities		€ 600
EIB Loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount											5,000
Borrowings effective interest rate										0.31%
Repayments of borrowings, classified as financing activities		€ 600
Increase in loans and conditional advances	€ 5,000
Borrowing, maturity	6 years
Percentage of state-guaranteed loan	0.90
Borrowing, interest rate	2.25%
Borrowing, guarantee fee	1.61%
Borrowing, number of quarterly instalments | quarterly_installment	20
HCR Royalty Financing
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				50,700				€ 48,400
Borrowing, interest rate		21.30%					21.30%
Adjustments for decrease (increase) in loans and advances					€ 2,300
Fixed and variable interest expenses accrual amount		€ 4,900
Repayments of current borrowings		3,800
Negative impact of accretion and discounting		1,200		(1,000)
Increase related to adjustments for income forecast projections		(1,000)		2,400
Discount on outstanding loan		200		€ 1,400
Market rate estimated percent				19.90%
Payments		€ 106,700
Borrowings, prorated payment, maximum percentage of milestone payment		10.00%					10.00%
Borrowings, cumulative milestone prepayment amount									€ 100,000
Estimated royalty payments		€ 58,900
Consolidated forecasted sales, period		6 years	6 years
HCR Royalty Financing | Principal and Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings		€ 33,200
HCR Royalty Financing | Milestone Payment
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Adjustments for decrease (increase) in prepaid expenses		14,600
HCR Royalty Financing | At fair value
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				€ 52,800
Royalty Financing Agreement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings		€ 236,000					$ 268.9
Debt instrument sensitivity analysis, multiple		175.00%	175.00%
Annual subscription price | $							$ 71.0
Royalty Financing Agreement | Principal and Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Initial fixed return amount		€ 109,300	$ 124.5
Royalty Financing Agreement | Installment Two
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Effective discount rate, percent		14.60%	14.60%
Royalty Financing Agreement | Installment Two | At fair value
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Installment payment		€ 47,200
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate		1.56%	1.56%
Proceeds from contract liabilities		€ 200
Advances received		€ 500
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from contract liabilities											500
Loans and advances											400
Curadigm SAS
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from contract liabilities											50
Advances received											€ 200